UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07307
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                                  INCOME TRUST
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     5/31
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Date of reporting period:    8/31
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Item 1.  Schedule of Investments.

Information about Government Income Portfolio is incorporated by reference to Form N-Q for RiverSource Short Duration U.S. Government Fund, a series of AXP Government Income Series, Inc., Investment Company Act File No. 811-4260 (the Feeder Fund filing) filed electronically on or about October 28, 2005.

Information about High Yield Portfolio is incorporated by reference to Form N-Q for RiverSource High Yield Bond Fund, a series of AXP High Yield Income Series, Inc., Investment Company Act File No. 811-3848 (the Feeder Fund filing) filed electronically on or about October 28, 2005.

Information about Quality Income Portfolio is incorporated by reference to Form N-Q for RiverSource Selective Fund, a series of AXP Income Series, Inc., Investment Company Act File No. 811-499 (the Feeder Fund filing) filed electronically on or about October 28, 2005.

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              INCOME TRUST


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
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                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005



By                        /s/ Jeffrey P. Fox
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                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005